Note Segment reporting (Results of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net Interest income (expense)	$ 1,501,964	$ 1,422,055	$ 1,408,983
Provision for loan losses	325,424	170,016	241,478
Non interest Income	419,167	297,936	519,541
Amortization of intangibles	9,378	12,144	11,019
Goodwill, Impairment Loss	0	3,801	0
Depreciation expense	48,364	46,874	47,474
Other operating expenses	1,199,454	1,192,816	1,229,728
Income tax expense	230,830	78,784	(495,172)
Net Income (loss)	107,681	215,556	893,997
Assets	44,277,337	38,661,609	35,761,733
Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,560,573	1,482,713	1,470,964
Provision for loan losses	330,976	170,051	241,443
Non interest Income	384,022	264,900	487,578
Amortization of intangibles	9,378	12,144	11,019
Goodwill, Impairment Loss		3,801
Depreciation expense	47,715	46,220	46,712
Loss on early extinguishment of debt			0
Other operating expenses	1,127,415	1,126,700	1,158,303
Income tax expense	264,397	112,419	(464,680)
Net Income (loss)	164,714	276,278	965,745
Assets	43,994,932	38,439,896	35,558,314
Intersegment Elimination
Segment Reporting Information [Line Items]
Net Interest income (expense)	(217)	(474)	0
Provision for loan losses	0	0	0
Non interest Income	(572)	(119)	125
Amortization of intangibles	0	0	0
Goodwill, Impairment Loss		0
Depreciation expense	0	0	0
Loss on early extinguishment of debt			0
Other operating expenses	(551)	(779)	0
Income tax expense	(93)	92	0
Net Income (loss)	(145)	94	125
Assets	(16,992)	(31,397)	(129,038)
Corporate
Segment Reporting Information [Line Items]
Net Interest income (expense)	(58,609)	(60,658)	(61,981)
Provision for loan losses	403	(35)	35
Non interest Income	37,949	35,705	34,486
Amortization of intangibles	0	0	0
Goodwill, Impairment Loss		0
Depreciation expense	649	654	762
Loss on early extinguishment of debt			0
Other operating expenses	74,731	68,694	74,212
Income tax expense	(35,835)	(33,617)	(30,595)
Net Income (loss)	(60,608)	(60,649)	(71,909)
Assets	5,046,153	4,982,113	4,945,704
Eliminations
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	(5,955)	0	0
Non interest Income	(2,804)	(2,669)	(2,523)
Amortization of intangibles	0	0	0
Goodwill, Impairment Loss		0
Depreciation expense	0	0	0
Loss on early extinguishment of debt			0
Other operating expenses	(2,692)	(2,578)	(2,787)
Income tax expense	2,268	(18)	103
Net Income (loss)	3,575	(73)	161
Assets	(4,763,748)	(4,760,400)	(4,742,285)
Banco Popular de Puerto Rico
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss	0	3,801
Banco Popular de Puerto Rico | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,279,844	1,224,771	1,231,585
Provision for loan losses	253,032	154,785	240,817
Non interest Income	364,164	243,368	464,786
Amortization of intangibles	8,713	11,479	10,465
Goodwill, Impairment Loss	0	3,801
Depreciation expense	39,162	39,505	40,440
Loss on early extinguishment of debt			0
Other operating expenses	957,924	952,894	970,201
Income tax expense	72,741	75,615	116,058
Net Income (loss)	312,436	230,060	318,390
Assets	34,843,668	29,841,854	27,907,350
Banco Popular de Puerto Rico | Commercial Banking | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	518,404	472,948	457,119
Provision for loan losses	8,911	12,884	101,840
Non interest Income	79,630	(91,411)	113,697
Amortization of intangibles	211	145	7
Goodwill, Impairment Loss		0
Depreciation expense	17,338	16,956	16,984
Other operating expenses	239,369	251,375	281,995
Income tax expense	93,378	41,639	48,793
Net Income (loss)	238,827	58,538	121,197
Assets	21,735,909	15,263,278	12,169,349
Banco Popular de Puerto Rico | Consumer and Retail Banking | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	753,922	742,854	760,157
Provision for loan losses	244,121	141,901	138,977
Non interest Income	194,741	232,113	248,024
Amortization of intangibles	4,274	7,042	7,330
Goodwill, Impairment Loss		0
Depreciation expense	21,120	21,684	22,385
Other operating expenses	656,998	631,234	617,973
Income tax expense	(31,404)	24,068	55,429
Net Income (loss)	53,554	149,038	166,087
Assets	20,180,173	17,592,743	15,662,115
Banco Popular de Puerto Rico | Other Financial Services | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	7,499	6,172	7,793
Provision for loan losses	0	0	0
Non interest Income	90,222	103,005	103,464
Amortization of intangibles	4,228	4,292	3,128
Goodwill, Impairment Loss		3,801
Depreciation expense	704	865	1,071
Other operating expenses	62,030	70,624	70,632
Income tax expense	10,767	9,908	11,836
Net Income (loss)	19,992	19,687	24,590
Assets	520,717	406,429	392,658
Banco Popular de Puerto Rico | Eliminations | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	19	2,797	6,516
Provision for loan losses	0	0	0
Non interest Income	(429)	(339)	(399)
Amortization of intangibles	0	0	0
Goodwill, Impairment Loss		0
Depreciation expense	0	0	0
Other operating expenses	(473)	(339)	(399)
Income tax expense	0	0	0
Net Income (loss)	63	2,797	6,516
Assets	(7,593,131)	(3,420,596)	(316,772)
Banco Popular North America
Segment Reporting Information [Line Items]
Goodwill, Impairment Loss	0	0
Banco Popular North America | Reportable Segment
Segment Reporting Information [Line Items]
Net Interest income (expense)	280,946	258,416	239,379
Provision for loan losses	77,944	15,266	626
Non interest Income	20,430	21,651	22,667
Amortization of intangibles	665	665	554
Goodwill, Impairment Loss	0	0
Depreciation expense	8,553	6,715	6,272
Loss on early extinguishment of debt			0
Other operating expenses	170,042	174,585	188,102
Income tax expense	191,749	36,712	(580,738)
Net Income (loss)	(147,577)	46,124	647,230
Assets	$ 9,168,256	$ 8,629,439	$ 7,780,002